TRANSAMERICA VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated February 11, 2019

to the

Prospectus dated May 1, 2018

Effective on or about March 1, 2019, all subaccounts listed in the applicable prospectus above under the “Appendix – Designated Investment Options” for the Retirement Income Choice® 1.6 Rider will now be designated funds for Group A when rider is purchased on or after March 1, 2019. As a result, the following section of the current Prospectus is amended.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C

AB Balanced Wealth Strategy Portfolio - Class B	Ö	Ö				A

AB Growth and Income Portfolio - Class B	Ö	Ö				A

American Funds - Asset Allocation FundSM - Class 2	Ö	Ö				A

American Funds - Bond FundSM - Class 2	Ö	Ö	Ö	Ö	Ö	A

American Funds - Growth FundSM - Class 2	Ö	Ö				A

American Funds - Growth-Income FundSM - Class 2	Ö	Ö				A

American Funds - International FundSM - Class 2	Ö	Ö				A

Fidelity® VIP Balanced Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Contrafund® Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Mid Cap Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Ö	Ö				A

State Street Total Return V.I.S. Fund - Class 3	Ö	Ö				A

TA 60/40 Allocation - Service Class	Ö	Ö				A

TA Aegon High Yield Bond - Service Class	Ö	Ö				A

TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA American Funds Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö		Ö	A

TA Barrow Hanley Dividend Focused - Service Class	Ö	Ö				A

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C

TA BlackRock Equity Smart Beta 100 - Service Class	Ö	Ö				A

TA BlackRock Global Allocation - Service Class	Ö	Ö				A

TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö		Ö	A

TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	Ö	Ö				A

TA BlackRock Global Real Estate Securities - Service Class	Ö	Ö				A

TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA BlackRock Smart Beta 40 - Service Class	Ö	Ö	Ö		Ö	A

TA BlackRock Smart Beta 50 - Service Class	Ö	Ö	Ö		Ö	A

TA BlackRock Smart Beta 75 - Service Class	Ö	Ö				A

TA BlackRock Tactical Allocation - Service Class(1)	Ö	Ö				A

TA Greystone International Growth - Service Class	Ö	Ö				A

TA International Equity Index - Service Class	Ö	Ö				A

TA Janus Balanced - Service Class	Ö	Ö				A

TA Janus Mid-Cap Growth - Service Class	Ö	Ö				A

TA Jennison Growth - Service Class	Ö	Ö				A

TA JPMorgan Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA JPMorgan Asset Allocation - Growth - Service Class	Ö	Ö				A

TA JPMorgan Asset Allocation - Moderate - Service Class(1)	Ö	Ö	Ö		Ö	A

TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö				A

TA JPMorgan Core Bond - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA JPMorgan Enhanced Index - Service Class	Ö	Ö				A

TA JPMorgan International Moderate Growth - Service Class(1)	Ö	Ö				A

TA JPMorgan Mid Cap Value - Service Class	Ö	Ö				A

TA JPMorgan Tactical Allocation - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	Ö	Ö				A

TA Levin Large Cap Value - Service Class	Ö	Ö				A

TA Madison Diversified Income - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Growth ETF - Service Class(1)	Ö	Ö				A

TA Market Participation Strategy - Service Class(1)	Ö	Ö	Ö			A

TA Morgan Stanley Capital Growth - Service Class	Ö	Ö				A

TA Multi-Managed Balanced - Service Class	Ö	Ö				A

TA Multi-Manager Alternative Strategies - Service Class	Ö	Ö				A

TA PIMCO Tactical - Balanced - Service Class(1)	Ö	Ö	Ö			A

TA PIMCO Tactical - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA PIMCO Tactical - Growth - Service Class(1)	Ö	Ö				A

TA PIMCO Total Return - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA PineBridge Inflation Opportunities - Service Class	Ö	Ö	Ö	Ö	Ö	A

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

DESIGNATED INVESTMENT OPTIONS — (CONTINUED)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C

TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	Ö	Ö				A

TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö				A

TA Small Mid Cap Value - Service Class	Ö	Ö				A

TA T. Rowe Price Small Cap - Service Class	Ö	Ö				A

TA Torray Concentrated Growth - Service Class	Ö	Ö				A

TA TS&W International Equity - Service Class	Ö	Ö				A

TA U.S. Equity Index - Service Class	Ö	Ö				A

TA WMC US Growth - Service Class	Ö	Ö				A

Fixed Account	Ö	Ö	Ö	Ö	Ö	A

(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

MEMBERS® VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated February 11, 2019

to the

Prospectus dated May 1, 2018

Effective on or about March 1, 2019, all subaccounts listed in the applicable prospectus above under the “Appendix – Designated Investment Options” for the Retirement Income Choice® 1.6 Rider will now be designated funds for Group A when rider is purchased on or after March 1, 2019. As a result, the following section of the current Prospectus is amended.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Income Edge rider. See Appendix - Transamerica Income Edge Investment Options.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	After 2/1/18	Group A, B or C

AB Balanced Wealth Strategy Portfolio - Class B	Ö	Ö				A

American Funds - Asset Allocation FundSM - Class 2	Ö	Ö				A

American Funds - Bond FundSM - Class 2	Ö	Ö	Ö	Ö	Ö	A

American Funds - Growth FundSM - Class 2	Ö	Ö				A

American Funds - Growth-Income FundSM - Class 2	Ö	Ö				A

Fidelity® VIP Balanced Portfolio - Service Class 2	Ö	Ö				A

State Street Total Return V.I.S. Fund - Class 3	Ö	Ö				A

TA 60/40 Allocation - Service Class	Ö	Ö				A

TA Aegon High Yield Bond - Service Class	Ö	Ö				A

TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA American Funds Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö		Ö	A

TA Barrow Hanley Dividend Focused - Service Class	Ö	Ö				A

TA BlackRock Equity Smart Beta 100 - Service Class	Ö	Ö				A

TA BlackRock Global Allocation - Service Class	Ö	Ö				A

TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö		Ö	A

TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	Ö	Ö				A

TA BlackRock Global Real Estate Securities - Service Class	Ö	Ö				A

TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA BlackRock Smart Beta 40 - Service Class	Ö	Ö	Ö		Ö	A

TA BlackRock Smart Beta 50 - Service Class	Ö	Ö	Ö		Ö	A

TA BlackRock Smart Beta 75 - Service Class	Ö	Ö				A

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

1

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider

Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	After 2/1/18	Group A, B or C

TA BlackRock Tactical Allocation - Service Class(1)	Ö	Ö				A

TA Greystone International Growth - Service Class	Ö	Ö				A

TA International Equity Index - Service Class	Ö	Ö				A

TA Janus Balanced - Service Class	Ö	Ö				A

TA Janus Mid-Cap Growth - Service Class	Ö	Ö				A

TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	Ö	Ö				A

TA Levin Large Cap Value - Service Class	Ö	Ö				A

TA Madison Balanced Allocation - Service Class(1)	Ö	Ö	Ö			A

TA Madison Conservative Allocation - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Madison Diversified Income - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Growth ETF - Service Class(1)	Ö	Ö				A

TA Multi-Manager Alternative Strategies - Service Class	Ö	Ö				A

TA PIMCO Tactical - Balanced - Service Class(1)	Ö	Ö	Ö			A

TA PIMCO Tactical - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA PIMCO Tactical - Growth - Service Class(1)	Ö	Ö				A

TA PIMCO Total Return - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA PineBridge Inflation Opportunities - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö				A

TA T. Rowe Price Small Cap - Service Class	Ö	Ö				A

TA TS&W International Equity - Service Class	Ö	Ö				A

TA U.S. Equity Index - Service Class	Ö	Ö				A

Fixed Account	Ö	Ö	Ö	Ö	Ö	A

(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

2

PARTNERS VARIABLE ANNUITY SERIES®

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated February 11, 2019

to the

Prospectus dated May 1, 2018

Effective on or about March 1, 2019, all subaccounts listed in the applicable prospectus above under the “Appendix – Designated Investment Options” for the Retirement Income Choice® 1.6 Rider will now be designated funds for Group A when rider is purchased on or after March 1, 2019. As a result, the following section of the current Prospectus is amended.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C

AB Balanced Wealth Strategy Portfolio - Class B	Ö	Ö				A

AB Growth and Income Portfolio - Class B	Ö	Ö				A

American Funds - Asset Allocation Fund - Class 2	Ö	Ö				A

American Funds - Growth Fund - Class 2	Ö	Ö				A

American Funds - Growth-Income Fund - Class 2	Ö	Ö				A

American Funds - International Fund - Class 2	Ö	Ö				A

Fidelity® VIP Balanced Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Contrafund® Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Mid Cap Portfolio - Service Class 2	Ö	Ö				A

Fidelity® VIP Value Strategies Portfolio - Service Class 2	Ö	Ö				A

State Street Total Return V.I.S. Fund - Class 3	Ö	Ö				A

TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA American Funds Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö		Ö	A

TA Barrow Hanley Dividend Focused - Service Class	Ö	Ö				A

TA BlackRock Equity Smart Beta 100 - Service Class	Ö	Ö				A

TA BlackRock Global Allocation - Service Class	Ö	Ö				A

TA BlackRock Global Real Estate Securities - Service Class	Ö	Ö				A

TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	Ö	Ö	A

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

1

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Subaccounts			Before 11/10/14	11/10/14 to 1/31/18	Post 2/1/18	Group A, B or C

TA BlackRock Smart Beta 50 - Service Class	Ö	Ö	Ö		Ö	A

TA BlackRock Smart Beta 75 - Service Class	Ö	Ö				A

TA BlackRock Tactical Allocation - Service Class(1)	Ö	Ö				A

TA Greystone International Growth - Service Class	Ö	Ö				A

TA International Equity Index - Service Class	Ö	Ö				A

TA Janus Mid-Cap Growth - Service Class	Ö	Ö				A

TA Jennison Growth - Service Class	Ö	Ö				A

TA JPMorgan Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA JPMorgan Asset Allocation - Moderate - Service Class(1)	Ö	Ö	Ö		Ö	A

TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö				A

TA JPMorgan Core Bond - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA JPMorgan Enhanced Index - Service Class	Ö	Ö				A

TA JPMorgan Mid Cap Value - Service Class	Ö	Ö				A

TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	Ö	Ö	A

TA Managed Risk - Growth ETF - Service Class(1)	Ö	Ö				A

TA Morgan Stanley Capital Growth - Service Class	Ö	Ö				A

TA Multi-Manager Alternative Strategies - Service Class	Ö	Ö				A

TA PIMCO Total Return - Service Class	Ö	Ö	Ö	Ö	Ö	A

TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	Ö	Ö				A

TA Small Mid Cap Value - Service Class	Ö	Ö				A

TA T. Rowe Price Small Cap - Service Class	Ö	Ö				A

TA Torray Concentrated Growth - Service Class	Ö	Ö				A

TA TS&W International Equity - Service Class	Ö	Ö				A

TA U.S. Equity Index - Service Class	Ö	Ö				A

TA WMC US Growth - Service Class	Ö	Ö				A

Voya Global Perspectives® Portfolio – Class S						A

Voya Large Cap Value Portfolio – Class S	Ö	Ö				A

Voya Strategic Allocation Conservative Portfolio – Class S	Ö	Ö				A

Voya Strategic Allocation Moderate Portfolio – Class S	Ö	Ö				A

Fixed Account	Ö	Ö	Ö	Ö	Ö	A

(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2018.

Please read this Supplement carefully and retain it for future reference.

2